The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

March 5, 2018

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Harding, Loevner Funds, Inc.

1933 Act Registration No. 333-09341

1940 Act Registration No. 811-07739

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, please accept this letter on behalf of Harding, Loevner Funds, Inc. (the “Fund”) as certification that the forms of Statutory Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) for the Fund do not differ from those contained in Post-Effective Amendment No. 55 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on February 28, 2018.

Please address all comments regarding this filing to the undersigned at (312) 557-3948.

Very truly yours,

/s/ Owen T. Meacham
Owen T. Meacham
Secretary, Harding, Loevner Funds, Inc.